CONVERTIBLE DEBENTURE	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Convertible Debenture
CONVERTIBLE DEBENTURE

13. CONVERTIBLE DEBENTURE

On June 20, 2024 the Company entered into a funding agreement with Group 42 Holding Ltd (“G42”), a leading UAE-based AI technology group (the “Strategic Investment”).

Pursuant to the Strategic Investment, G42 has invested $10,000,000 via a private placement of unsecured convertible debenture units of VERSES (the “Units”). Each Unit will consist of: (i) CAD$1,000 ($696 at balance sheet rate) in principal amount of unsecured convertible debenture (“Convertible Debenture”); and (ii) 18 detachable share purchase warrants (the “Warrants”) to purchase Subordinate Voting Shares. The Convertible Debenture shall bear interest at a rate of 10% per annum and mature on June 20, 2026 (the “Maturity Date”).

The principal amount of the Convertible Debenture (the “Principal Amount”), together with all accrued interest (collectively, the “Convertible Amount”), shall be convertible, for no additional consideration, on the earliest to occur of: (A) the date on which the Company completes an equity financing, in one or more tranches, for aggregate gross proceeds of at least CAD$15,000,000 ($10,434,000 at balance sheet rate) at a price per Subordinate Voting Share of not less than CAD$27.00 ($18.78 at balance sheet rate) (an “Equity Financing”), or (B) the date on which G42 elects to convert the Convertible Debenture, or (C) the Maturity Date.

In the event of a conversion of the Convertible Debenture: (i) on the Maturity Date or at the election of G42, the Convertible Amount shall be converted into such number of Subordinate Voting Shares as is equal to the Convertible Amount divided by CAD$32.40 ($22.54 at balance sheet rate) per Share; and (ii) in connection with an Equity Financing, the Convertible Amount shall be converted into such number of Subordinate Voting Shares as is equal to the Convertible Amount divided by the issue price per Subordinate Voting Share sold pursuant to the Equity Financing, multiplied by 80%, provided that, in no event shall such conversion price be greater than CAD$32.40 ($22.54 at balance sheet rate).

If the conversion occurs prior to the Maturity Date, the Holder shall be entitled to all accrued and outstanding unpaid interest, plus an amount equal to the amount of interest that would have otherwise accrued on the Principal Amount to the Maturity Date but for such prior Conversion.

Each Warrant will be exercisable into one Subordinate Voting Share at a price of CAD$40.50 ($28.17 at balance sheet rate) per share until June 20, 2027 (the “Expiry Date”), subject to acceleration. If at any time prior to the Expiry Date, the volume-weighted average trading price of the Subordinate Voting Shares on CBOE Canada (or such other principal exchange or market where the Subordinate Voting Shares are then listed or quoted for trading) exceeds CAD$149.85 ($104.24 at balance sheet rate), as adjusted in accordance with the terms of the certificate representing the Warrants (the “Warrant Certificates”), for a period of 10 consecutive trading days, Verses may, at its option, accelerate the Expiry Date to the date that is 30 days following the written notice to G42, in the form of a press release or other form of notice permitted by the Warrant Certificates.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

13.	CONVERTIBLE DEBENTURE (continued)

In connection with commercial agreements that may be entered into between VERSES and affiliates of G42, G42 will also receive 37,037 restricted stock units (“RSUs”) of VERSES, each vested RSU to be settled through the issuance of one (1) Subordinate Voting Share. The RSUs will vest in installments of 370 RSUs for every CAD$100,000 ($69,560 at balance sheet rate) of revenue derived by VERSES from such commercial agreements.

On February 25, 2025, in connection with the prospectus supplement offering, the Convertible Debenture was converted into 510,370 Subordinate Voting Shares and 257,312 warrants exercisable at a price of CAD$52.92 ($36.81 at balance sheet rate) per share.

A reconciliation of convertible debenture is as follows:

	March 31, 2025	March 31, 2024
Balance, beginning of the year	$-	$4,905,334
Issuance	10,000,000	-
Accretion expense	-	203,918
Interest expense	1,941,743	338,011
Issuance costs	(446,682)	-
Foreign exchange effect on convertible debenture	(368,197)	154,109
Converted into Subordinate Voting Shares (1)	(11,126,864)	(5,601,372)
Balance, end of the year	$-	$-

CONVERTIBLE DEBENTURE

15.	CONVERTIBLE DEBENTURE

On December 19, 2025, the Company announced that it had closed a non-brokered private placement offering (the “Offering”) of secured convertible debenture units (the “Units”) for gross proceeds of CAD$2,651,000 ($1,923,566) of which CAD$2,415,000 ($1,752,324) was in cash. Each Unit consists of CAD$1,000 ($730 at balance sheet rate) principal amount of secured convertible debentures (the “Convertible Debentures”) and 164 detachable share purchase warrants (the “Warrants”). The Convertible Debentures are convertible into Class A Subordinate Voting Shares of the Company (the “Shares”), at the election of the holder, at a conversion price of CAD$3.04 ($2.22 at balance sheet rate) per Share (the “Conversion Price”), subject to customary anti-dilution adjustments. The Warrants are exercisable at a price of CAD$7.00 ($5.11 at balance sheet rate) per Share until December 18, 2028. The Convertible Debentures mature on December 18, 2027 (the “Maturity Date”) and bear interest at a rate of 15% per annum, payable in arrears on the earlier of conversion, prepayment, or the Maturity Date, in either cash or, at the option of the holder, by the issuance of Shares at the Conversion Price, subject to approval of Cboe Canada Inc. (the “Exchange”). The Convertible Debentures are secured by a first-ranking security interest over all present and after-acquired property and assets of the Company.

A reconciliation of the contingent receivable is as follows:

Convertible debenture
Balance, March 31, 2025	$-
Proceeds from issuance	1,934,170
Issuance costs cash paid	(69,527)
Issuance costs warrants granted	(45,361)
Interest payable	10,261
Accretion expense	3,155
Foreign exchange on convertible debt	72
Balance, December 31, 2025	$1,832,770